ETF4 SA1 12/20

SUPPLEMENT DATED DECEMBER 31, 2020

TO THE STATEMENT OF ADDITONAL INFORMATION

 DATED AUGUST 1, 2020

OF

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITES ETF

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

(each a series of Franklin Templeton ETF Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I.       The second paragraph is removed for each Fund under the “Goals, Strategies and Risks—Non-Fundamental Investment Policies” section on page 4 of the SAI.

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Please keep this supplement with your Statement of Additional Information for future reference.